Schedule of Investments - March 31, 2023
Hotchkis & Wiley Large Cap Value Fund (Unaudited)
		Shares
COMMON STOCKS - 98.97%		Held		Value
COMMUNICATION SERVICES - 7.82%
Entertainment - 1.71%
Warner Bros. Discovery, Inc. (a)			418,300	$6,316,330

Interactive Media & Services - 1.92%
Alphabet, Inc. (a)			68,400	7,095,132

Media - 3.12%
Comcast Corp.			230,800	8,749,628
Paramount Global			124,000	2,766,440
				11,516,068
Wireless Telecommunication Services - 1.07%
Vodafone Group PLC - ADR			357,044	3,941,766
TOTAL COMMUNICATION SERVICES				28,869,296

CONSUMER DISCRETIONARY - 6.61%
Automobile Components - 2.68%
Adient PLC (a)			39,291	1,609,359
Magna International, Inc.			154,600	8,281,922
				9,891,281
Automobiles - 3.16%
General Motors Company			318,900	11,697,252

Hotels, Restaurants & Leisure - 0.77%
Booking Holdings, Inc. (a)			1,070	2,838,079
TOTAL CONSUMER DISCRETIONARY				24,426,612

CONSUMER STAPLES - 1.88%
Personal Care Products - 1.88%
Unilever PLC - ADR			134,100	6,963,813
TOTAL CONSUMER STAPLES				6,963,813

ENERGY - 12.56%
Energy Equipment & Services - 2.86%
Baker Hughes Company			60,600	1,748,916
Halliburton Company			71,100	2,249,604
NOV, Inc.			353,600	6,545,136
				10,543,656
Oil, Gas & Consumable Fuels - 9.70%
APA Corp.			306,200	11,041,572
Marathon Oil Corp.			280,800	6,727,968
Murphy Oil Corp.			90,070	3,330,789
Ovintiv, Inc.			108,080	3,899,526
Shell PLC - ADR			125,372	7,213,905
Suncor Energy, Inc.			116,300	3,611,115
				35,824,875
TOTAL ENERGY				46,368,531

FINANCIALS - 27.69%
Banks - 10.79%
Citigroup, Inc.			296,488	13,902,322
Citizens Financial Group, Inc.			169,100	5,135,567
U.S. Bancorp			198,600	7,159,530
Wells Fargo & Company			365,263	13,653,531
				39,850,950
Capital Markets - 7.12%
The Bank of New York Mellon Corp.			194,200	8,824,448
The Goldman Sachs Group, Inc.			30,500	9,976,855
State Street Corp.			99,100	7,500,879
				26,302,182
Consumer Finance - 0.46%
Capital One Financial Corp.			17,600	1,692,416

Financial Services - 3.38%
Equitable Holdings, Inc.			61,500	1,561,485
Euronet Worldwide, Inc. (a)			56,200	6,288,780
Fidelity National Information Services, Inc.			85,500	4,645,215
				12,495,480
Insurance - 5.94%
American International Group, Inc.			277,400	13,969,864
Corebridge Financial, Inc.			86,700	1,388,934
The Hartford Financial Services Group, Inc.			94,400	6,578,736
				21,937,534
TOTAL FINANCIALS				102,278,562

HEALTH CARE - 13.07%
Health Care Equipment & Supplies - 4.54%
GE HealthCare Technologies, Inc. (a)			81,262	6,665,922
Medtronic PLC			84,200	6,788,204
Zimmer Biomet Holdings, Inc.			25,800	3,333,360
				16,787,486
Health Care Providers & Services - 7.41%
The Cigna Group			13,100	3,347,443
CVS Health Corp.			97,730	7,262,316
Elevance Health, Inc.			23,300	10,713,573
HCA Healthcare, Inc.			22,900	6,038,272
				27,361,604
Pharmaceuticals - 1.12%
GSK PLC - ADR			53,340	1,897,837
Sanofi - ADR			40,900	2,225,778
				4,123,615
TOTAL HEALTH CARE				48,272,705

INDUSTRIALS - 10.57%
Aerospace & Defense - 0.42%
Huntington Ingalls Industries, Inc.			7,500	1,552,650

Air Freight & Logistics - 2.94%
FedEx Corp.			47,500	10,853,275

Industrial Conglomerates - 2.50%
General Electric Company			96,587	9,233,717

Machinery - 4.71%
CNH Industrial NV			254,300	3,883,161
Cummins, Inc.			27,800	6,640,864
PACCAR, Inc.			54,450	3,985,740
Stanley Black & Decker, Inc.			35,900	2,892,822
				17,402,587
TOTAL INDUSTRIALS				39,042,229

INFORMATION TECHNOLOGY - 14.81%
Communications Equipment - 5.91%
F5, Inc. (a)			95,900	13,971,671
Telefonaktiebolaget LM Ericsson - ADR (l)			1,344,200	7,863,570
				21,835,241
Electronic Equipment, Instruments & Components - 2.37%
Corning, Inc.			111,600	3,937,248
TE Connectivity Ltd.			36,700	4,813,205
				8,750,453
IT Services - 0.56%
Amdocs Ltd.			21,500	2,064,645

Software - 5.97%
Microsoft Corp.			44,400	12,800,520
Oracle Corp.			99,480	9,243,682
				22,044,202
TOTAL INFORMATION TECHNOLOGY				54,694,541

MATERIALS - 1.80%
Chemicals - 1.31%
Olin Corp.			87,000	4,828,500

Containers & Packaging - 0.49%
International Paper Company			50,000	1,803,000
TOTAL MATERIALS				6,631,500

UTILITIES - 2.16%
Electric Utilities - 2.16%
PPL Corp.			286,700	7,967,393
TOTAL UTILITIES				7,967,393

Total common stocks (Cost $320,935,958)				365,515,182

Total long-term investments (Cost $320,935,958)				365,515,182

COLLATERAL FOR SECURITIES ON LOAN - 1.64%
Money Market Funds - 1.64%
Invesco Short-Term Investments Trust Government & Agency Portfolio - Institutional Class, 4.73%^			6,048,900	6,048,900
Total collateral for securities on loan (Cost $6,048,900)				6,048,900

		Principal
SHORT-TERM INVESTMENTS - 0.97%		Amount
Time Deposits - 0.97%
Citigroup, Inc., 1.91%, 04/03/2023*		EUR	17	19
Citigroup, Inc., 4.18%, 04/03/2023*			$3,579,902	3,579,902
Total short-term investments (Cost $3,579,918)				3,579,921

Total investments - 101.58% (Cost $330,564,776)				375,144,003

Liabilities in excess of other assets - (1.58)%				(5,842,688)

Net assets - 100.00%				$369,301,315

(a)	- Non-income producing security.
(l)
- All or a portion of this security is on loan. The total market value of securities on loan was $5,827,107. The remaining contractual maturity of all of the securities lending transactions is overnight and continuous.

ADR	- American Depositary Receipt
EUR	- Euro
^	- Rate shown is the 7-day yield as of March 31, 2023.
*	- Invested through a cash management account administered by Brown Brothers Harriman & Co.

The Global Industry Classification Standard (GICS®) was developed by MSCI, an independent provider of global indices and benchmark-related products and services, and Standard & Poor’s (S&P), an independent international financial data and investment services company. The GICS methodology has been widely accepted as an industry analysis framework for investment research, portfolio management and asset allocation. The GICS structure consists of 11 sectors, 25 industry groups, 74 industries and 163 sub-industries. Each stock that is classified will have a coding at all four of these levels.

Security Valuation. Equity securities traded on a national stock exchange or Nasdaq Global Markets, Nasdaq Select Market and the Nasdaq Capital Markets (together, “Nasdaq”) are valued at the last reported sale price or Nasdaq Official Closing Price, as applicable, on that day, or, in the absence of recorded sales, at the average of the last bid and asked quotation on such exchange or Nasdaq. Over-the-counter securities not traded on Nasdaq are valued at the last sale price, or if the last sale price is unavailable, at the average of the quoted bid and asked prices in the over-the-counter market. Foreign equity securities (which are principally traded in markets other than the U.S.) are valued based upon the last reported sale price on the primary exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of determining the Fund’s net asset value. Any Fund assets or liabilities initially valued in terms of non-U.S. dollar currencies are translated into U.S. dollars at the prevailing foreign currency exchange market rates as provided by an independent and qualified pricing source approved by the valuation designee (“Pricing Service”).

The Trust’s Board of Trustees (the “Board”) has designated Hotchkis & Wiley Capital Management, LLC (the “Advisor”) as the Fund’s “valuation designee” to perform all fair valuations of the Fund’s portfolio investments, subject to the Board’s oversight. The Advisor, as the Fund’s valuation designee, has established procedures for its fair valuation of the Fund’s portfolio investments, which address, among other things, determining when market quotations are not readily available or reliable and certain methodologies for the fair valuation of such portfolio investments, as well as the use and oversight of Pricing Services.

Fixed-income securities are generally valued at their evaluated mean prices provided by Pricing Services. Pricing Services generally provide an evaluated price that takes into account appropriate factors such as institutional-sized trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, and may provide a price determined by a matrix pricing method or other analytical pricing models. If valuations from the Pricing Services are unavailable or deemed unreliable, the fixed-income security shall be priced according to the average of the bid and ask prices of broker quotes (or a single broker quote) for such security or the last sale price reported on FINRA’s Trade Reporting and Compliance Engine (“TRACE”) (excluding cross and retail trades).

For portfolio holdings which trade in markets that close prior to the close of trading on the New York Stock Exchange (which is generally 4:00 p.m. Eastern time), the Fund generally utilizes a Pricing Service’s fair value price which is designed to capture events occurring after a foreign exchange closes that may affect the value of certain portfolio holdings traded on those foreign exchanges. When this fair value pricing is employed, the value of the portfolio holdings used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

The Trust has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determination. Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following three broad categories:

• Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
• Level 2—Other significant observable inputs (including quoted prices for similar instruments, interest rates, current yields, credit quality, prepayment speeds for mortgage related securities, collateral for asset-backed securities, foreign security indices, foreign exchange rates, fair value estimates for foreign securities, and changes in benchmark securities indices). Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.
• Level 3—Significant unobservable inputs including model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The following table presents the valuation levels of the Fund’s assets as of March 31, 2023:

Level 1 --- Quoted prices in an active market:
Common Stocks	$365,515,182
Money Market Funds	6,048,900
Time Deposits	3,579,921
Level 2 --- Other significant observable market inputs	-
Level 3 --- Significant unobservable inputs	-

Total Investments	$375,144,003

Please refer to the Schedule of Investments for additional information regarding the composition of the amounts listed above.